LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
LONG-TERM INVESTMENTS
Held-to-maturity investments	$ 94,990	$ 62,011
Total	453,375	414,487
BabyTree
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair values	5,890	14,606
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values	47,463	52,158
Other investments
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair values		2,117
Equity securities without readily determinable fair values	40,234	52,126
Fair value option investment	92,500	17,419
Available-for-sale investments	64,730	74,708
Long term Investment In Third party technology Company
LONG-TERM INVESTMENTS
Equity method investments	65,623	79,700
Fair value option investment	288	316
Ximalaya Inc
LONG-TERM INVESTMENTS
Available-for-sale investments	$ 41,657	$ 59,326